Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total For PEO (b)[1]	Compensation Actually Paid To PEO (c)[2]	Average Summary Compensation Table Total For Non-PEO NEO (d)[3]	Average Compensation Actually Paid To Non-PEO NEO (e)[4]	Total Shareholder Return (f)[5]	Peer Group Total Shareholder Return (g)[6]	Net Income (Loss) (in thousands) (h)[7]	Adjusted Diluted Income Per Share (i)[8]
2024	$9,078,571	$9,686,830	$1,421,778	$1,474,342	$107.97	$284.77	$169,390	$2.67
2023	$5,033,103	$9,359,656	$1,428,763	$1,933,048	$151.14	$252.60	$171,554	$2.45
2022	$7,609,075	$1,935,729	$1,148,601	$686,226	$110.96	$192.41	$216,061	$2.80
2021	$7,566,831	$11,498,936	$1,711,424	$2,175,266	$157.42	$210.40	$190,678	$2.50
2020	$2,872,859	$562,398	$1,074,114	$1,210,677	$117.95	$150.13	$(18,397)	$0.64

Company Selected Measure Name		Adjusted Diluted Income Per Share
PEO Total Compensation Amount	[1]	$ 9,078,571	$ 5,033,103	$ 7,609,075	$ 7,566,831	$ 2,872,859
PEO Actually Paid Compensation Amount	[2]	$ 9,686,830	9,359,656	1,935,729	11,498,936	562,398
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(i)	Equity Award Adjustments(ii)	Compensation Actually Paid To PEO
2024	$9,078,571	$(7,000,001)	$7,608,260	$9,686,830
2023	$5,033,103	$(2,999,991)	$7,326,543	$9,359,656
2022	$7,609,075	$(5,499,990)	$(173,356)	$1,935,729
2021	$7,566,831	$(5,499,985)	$9,432,090	$11,498,936
2020	$2,872,859	$(2,360,456)	$49,995	$562,398

(i)	The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:

Non-PEO NEO Average Total Compensation Amount	[3]	$ 1,421,778	1,428,763	1,148,601	1,711,424	1,074,114
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 1,474,342	1,933,048	686,226	2,175,266	1,210,677
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(i)	Average Equity Award Adjustments(ii)	Average Compensation Actually Paid to Non- PEO NEOs
2024	$1,421,778	$(549,996)	$602,560	$1,474,342
2023	$1,428,763	$(656,257)	$1,160,542	$1,933,048
2022	$1,148,601	$(250,002)	$(212,373)	$686,226
2021	$1,711,424	$(650,003)	$1,113,845	$2,175,266
2020	$1,074,114	$(804,706)	$583,231	$1,210,677

(i)	The average reported value of equity awards represents the average of the total amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.

(ii)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Average Change in Fair Value of Equity Award Granted in Prior Years That Vested in the Year	Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation	Total Average Equity Award Adjustments
2024	$552,016	$15,651	$(526)	$35,420	$602,561
2023	$847,980	$246,733	$30,364	$35,465	$1,160,542
2022	$205,982	$(392,470)	$(53,429)	$27,544	$(212,373)
2021	$821,078	$235,259	$32,832	$24,676	$1,113,845
2020	$840,098	$(108,114)	$(153,423)	$4,670	$583,231

Equity Valuation Assumption Difference, Footnote [Text Block]
Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2024	$7,149,653	$71,444	$138,171	$248,992	$7,608,260
2023	$3,632,160	$2,659,104	$737,808	$297,471	$7,326,543
2022	$4,406,389	$(3,985,142)	$(945,391)	$350,788	$(173,356)
2021	$5,849,922	$3,131,154	$244,307	$206,707	$9,432,090
2020	$3,815,620	$(2,387,322)	$(1,447,074)	$68,771	$49,995

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s cumulative TSR over the five years presented in the table.

Compensation Actually Paid vs. Net Income [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s net income over the five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following graph reflects the relationship between the amount of compensation actually paid to Mr. Rosenfeld, the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Rosenfeld) and the Company’s adjusted diluted earnings per share over the five years presented in the table.

Total Shareholder Return Vs Peer Group [Text Block]

The following graph reflects the relationship between the cumulative TSR of the Company and its peer group over the five-year period presented in the table. For detail regarding the composition of the peer group, see footnote 6 to the table above.

Tabular List [Table Text Block]

Financial Performance Measures

As described in greater detail in “Executive Compensation – Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Adjusted Diluted Income per Share
●	Adjusted EBIT
●	Adjusted EBITDA
●	Revenue
●	Return on Invested Capital

Total Shareholder Return Amount	[5]	$ 107.97	151.14	110.96	157.42	117.95
Peer Group Total Shareholder Return Amount	[6]	284.77	252.60	192.41	210.40	150.13
Net Income (Loss) Attributable to Parent	[7]	$ 169,390,000	$ 171,554,000	$ 216,061,000	$ 190,678,000	$ (18,397,000)
Company Selected Measure Amount | $ / shares	[8]	2.67	2.45	2.80	2.50	0.64
PEO Name		Mr. Rosenfeld	Mr. Rosenfeld	Mr. Rosenfeld	Mr. Rosenfeld	Mr. Rosenfeld
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Diluted Income per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBIT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Revenue
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Return on Invested Capital
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 602,561	$ 1,160,542	$ (212,373)	$ 1,113,845	$ 583,231
Reported Value of Equity Awards [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[9]	(7,000,001)	(2,999,991)	(5,499,990)	(5,499,985)	(2,360,456)
Equity Award Adjustments [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[10]	7,608,260	7,326,543	(173,356)	9,432,090	49,995
Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,149,653	3,632,160	4,406,389	5,849,922	3,815,620
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards[Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		71,444	2,659,104	(3,985,142)	3,131,154	(2,387,322)
Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		138,171	737,808	(945,391)	244,307	(1,447,074)
Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		248,992	297,471	350,788	206,707	68,771
Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		7,608,260	7,326,543	(173,356)	9,432,090	49,995
Average Reported Value of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[11]	(549,996)	(656,257)	(250,002)	(650,003)	(804,706)
Average Equity Award Adjustments [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[12]	602,560	1,160,542	(212,373)	1,113,845	583,231
Average Year End Fair Value of Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		552,016	847,980	205,982	821,078	840,098
Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		15,651	246,733	(392,470)	235,259	(108,114)
Year over Year Average Change in Fair Value of Equity Award Granted in Prior Years That Vested in Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(526)	30,364	(53,429)	32,832	(153,423)
Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Reflected in Fair Value or Total Compensation [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 35,420	$ 35,465	$ 27,544	$ 24,676	$ 4,670

[1]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Rosenfeld (our Chief Executive Officer) for each corresponding year in the “Total” column of the Summary Compensation Table for the Fiscal Year 2024. Refer to “Executive Compensation – Summary Compensation Table for the 2024 Fiscal Year.”
[2]	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Rosenfeld, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Rosenfeld during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Rosenfeld’s total compensation for each year to determine the compensation actually paid:
[3]	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Rosenfeld, who has served as our CEO since 2008) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Rosenfeld) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Zine Mazouzi, Amelia Newton Varela, Lisa Keith, and Karla Frieders; (ii) for 2023, Zine Mazouzi, Amelia Newton Varela, Lisa Keith, and Karla Frieders; (iii) for 2022, Zine Mazouzi, Amelia Newton Varela, Karla Frieders, and Awadhesh Sinha; (iv) for 2021, Zine Mazouzi, Amelia Newton Varela, Karla Frieders, and Awadhesh Sinha; and (v) for 2020, Arvind Dharia, Amelia Newton Varela, Karla Frieders, and Awadhesh Sinha.
[4]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Rosenfeld), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Rosenfeld) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Rosenfeld) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
[5]	Cumulative TSR is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
[6]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose comes from the performance graph included in our Annual Report on Form 10-K for the year ended December 31, 2024 and consists of seven companies: Caleres, Inc., Crocs, Inc., Deckers Outdoor Corporation, Genesco Inc., Skechers U.S.A., Inc., Designer Brands Inc. and Wolverine World Wide, Inc.
[7]	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
[8]	The Company has determined that adjusted diluted income per share is the financial performance measure that represents the most important performance measure used by the Company to link compensation actually paid to the Company’s NEOs in the 2024 Fiscal Year to Company performance. Adjusted diluted income per share is a non-GAAP measure that adjusts GAAP diluted income per share for certain items. A reconciliation of GAAP diluted income per share to adjusted diluted earnings per share is included in the press release filed as Exhibit 99.1 to our Current Report on Form 8-K filed with the SEC on February 26, 2025.
[9]	The reported value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[10]	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the equity award adjustments are as follows:
[11]	The average reported value of equity awards represents the average of the total amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
[12]	The amounts deducted or added in calculating the total average equity award adjustments are as follows: